Common shareholder's equity, mezzanine equity, and non controlling interests - Common shareholder (Details) - USD ($)		12 Months Ended
	Nov. 05, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common shareholder
Common shares authorized (in shares)		500,000,000
Common shares par value (in dollars per share)		$ 0.01
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued beginning of the year (in shares)		115,151,251	120,000,000	120,000,000
Shares outstanding beginning of the year (in shares)		115,151,251	120,000,000
Issuance of shares (in shares)		148,090	4,670,531	0
Shares redeemed (in shares)	(9,519,280)	0	(9,519,280)	0
Shares issued end of the year (in shares)		115,299,341	115,151,251	120,000,000
Shares outstanding end of the year (in shares)		115,299,341	115,151,251	120,000,000
Common dividends paid		$ 0	$ 0	$ 0
Value of shares redeemed	$ 164,000,000
Series B preference shares
Common shareholder
Preferred shares authorized (in shares)	15,000,000	15,000,000
Preferred shares par value (in dollars per share)	$ 0.01	$ 0.01